RESTRUCTURING COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Development Project [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 700	$ 1,100